UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:


/s/ Gregory Heyman             New York, New York             February 14, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:  $1,333,314
                                         (thousands)


List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------                 ------------------- ---------  -------- ------------------- ---------- -------- ---------------------
                                                               VALUE    SHS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION  MGRS      SOLE    SHARED NONE
--------------                 ------------------- ---------  -------- ---------  --- ---- ---------- -------- --------- ------ ----
AMAZON COM INC                 COM                 023135106   24,300    135,000  SH         SOLE       N/A      135,000   0     0
APPLE INC                      COM                 037833100  120,960    375,000  SH         SOLE       N/A      375,000   0     0
AUTODESK INC                   COM                 052769106   11,460    300,000  SH         SOLE       N/A      300,000   0     0
BAIDU INC                      SPON ADR REP A      056752108   62,745    650,000  SH         SOLE       N/A      650,000   0     0
BONA FILM GROUP LTD            SPONSORED ADS ADDED 09777B107      410     75,000  SH         SOLE       N/A       75,000   0     0
BORGWARNER INC                 COM                 099724106   46,310    640,000  SH         SOLE       N/A      640,000   0     0
CREE INC                       COM                 225447101   30,046    456,000  SH         SOLE       N/A      456,000   0     0
CTRIP COM INTL LTD             AMERICAN DEP SHS    22943F100    1,901     47,000  SH         SOLE       N/A       47,000   0     0
DAVITA INC                     COM                 23918K108   16,678    240,000  SH         SOLE       N/A      240,000   0     0
DIRECTV                        COM CL A            25490A101   65,885  1,650,000  SH         SOLE       N/A    1,650,000   0     0
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A       26833A105   32,238  1,190,900  SH         SOLE       N/A    1,190,900   0     0
EXPRESS SCRIPTS INC            COM                 302182100   45,943    850,000  SH         SOLE       N/A      850,000   0     0
ILLUMINA INC                   COM                 452327109   53,839    850,000  SH         SOLE       N/A      850,000   0     0
INFORMATICA CORP               COM                 45666Q102   45,219  1,027,000  SH         SOLE       N/A    1,027,000   0     0
IVANHOE MINES LTD              COM                 46579N103   16,732    730,000  SH         SOLE       N/A      730,000   0     0
KANSAS CITY SOUTHERN           COM NEW             485170302   32,784    685,000  SH         SOLE       N/A      685,000   0     0
LULULEMON ATHLETICA INC        COM                 550021109    8,210    120,000  SH         SOLE       N/A      120,000   0     0
MAKO SURGICAL CORP             COM                 560879108   16,529  1,086,000  SH         SOLE       N/A    1,086,000   0     0
MCKESSON CORP                  COM                 58155Q103   43,988    625,000  SH         SOLE       N/A      625,000   0     0
MEAD JOHNSON NUTRITION CO      COM                 582839106   23,344    375,000  SH         SOLE       N/A      375,000   0     0
MEDCO HEALTH SOLUTIONS INC     COM                 58405U102   36,762    600,000  SH         SOLE       N/A      600,000   0     0
NETAPP INC                     COM                 64110D104   50,838    925,000  SH         SOLE       N/A      925,000   0     0
NOAH HLDGS LTD                 SPONSORED ADS ADDED 65487X102    6,843    350,000  SH         SOLE       N/A      350,000   0     0
NXSTAGE MEDICAL INC            COM                 67072V103   24,054    966,800  SH         SOLE       N/A      966,800   0     0
OPENTABLE INC                  COM                 68372A104    1,269     18,000  SH         SOLE       N/A       18,000   0     0
POTASH CORP SASK INC           COM                 73755L107   53,416    345,000  SH         SOLE       N/A      345,000   0     0
QLIK TECHNOLOGIES INC          COM                 74733T105   16,246    628,000  SH         SOLE       N/A      628,000   0     0
QUALCOMM INC                   COM                 747525103   88,389  1,786,000  SH         SOLE       N/A    1,786,000   0     0
ROVI CORP                      COM                 779376102   21,704    350,000  SH         SOLE       N/A      350,000   0     0
SALIX PHARMACEUTICALS INC      COM                 795435106   33,107    705,000  SH         SOLE       N/A      705,000   0     0
SOUFUN HLDGS LTD               ADR                 836034108    1,716     24,000  SH         SOLE       N/A       24,000   0     0
TERADATA CORP DEL              COM                 88076W103   37,044    900,000  SH         SOLE       N/A      900,000   0     0
ULTA SALON COSMETICS & FRAG I  COM                 90384S303   54,400  1,600,000  SH         SOLE       N/A    1,600,000   0     0
UNION PAC CORP                 COM                 907818108   71,070    767,000  SH         SOLE       N/A      767,000   0     0
UNITED STATES OIL FUND LP      UNITS               91232N108  114,836  2,944,500       CALL  SOLE       N/A    2,944,500   0     0
YOUKU COM INC                  SPONSORED ADR ADDED 98742U100   22,099    631,215  SH         SOLE       N/A      631,215   0     0







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